Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
SUMMARY OF ACCOUNTING POLICIES	SUMMARY OF ACCOUNTING POLICIES
The following accounting policies, which conform to accounting principles generally accepted in the United States of America ("U.S. GAAP"), have been used consistently in the preparation of the Plan's financial statements.

Basis of Accounting

The Plan's financial statements are prepared on the accrual basis of accounting.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosures of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Policy and Valuation

The Plan's investments are stated at fair value except for its fully benefit-responsive investment contract, which is valued at contract value (see Note 5, "Synthetic Investment Contracts"). If available, quoted market prices are used to value investments. IPCO determines the Plan's valuation policies utilizing information provided by Fidelity Investments and the Director of Global Treasury Operations and Investments (see Note 6, "Fair Value Measurement", for discussion of fair value measurements).

For investments in the ESOP Fund and the Eastman Stock Fund, the Trustee may keep any portion of participant and Plan Sponsor contributions temporarily in cash or liquid investments as it may deem advisable. All dividends, interest or gains derived from investment in each fund are reinvested in the respective fund by the Trustee.

Purchases and sales of investments are recorded on a trade-date basis. Interest income is accrued when earned. Dividend income is recorded at the ex-dividend date.

The Plan presents in the Statements of Changes in Net Assets Available for Benefits the net appreciation (depreciation) in the fair value of its investments which consists of the realized gains or losses and the unrealized appreciation (depreciation) on those investments.

Payments to Participants

Benefit payments to participants are recorded when paid.